Offerings	Aug. 07, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.0001 per share
Amount Registered | shares	230,770
Proposed Maximum Offering Price per Unit	65.00
Maximum Aggregate Offering Price	$ 15,000,050.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,296.51
Offering Note	These ordinary shares will be represented by American Depositary Shares, or ADSs, each of which represents one ordinary share of the registrant. ADSs issuable on deposit of the ordinary shares registered hereby have been registered pursuant to a separate registration statement on Form F-6 (File No. 333-264395). Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's Registration Statement on Form F-3ASR (File No. 333-284521) filed on January 27, 2025, in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Warrants
Amount Registered | shares	230,770
Proposed Maximum Offering Price per Unit	65.00
Maximum Aggregate Offering Price	$ 15,000,050.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,296.51
Offering Note	See Offering Note 1.